INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current
Advances from customers	$ 11,233,268		$ 5,895,313
Deferred Revenue	32,903,458
Deferred revenue and advances from customers	44,136,726	$ 5,895,313	$ 5,895,313
Non-current
Deferred Revenue	17,096,542
Deferred revenue and advances from customers	$ 17,096,542